UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McKinley Carter Wealth Services, Inc.
Address: 2100 Market Street
         Wheeling, WV  26003

13F File Number:  028-13853

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Zachary Abraham
Title:
Phone:     304-230-2400

Signature, Place, and Date of Signing:

  /s/ Zachary Abraham     Wheeling, WV     October 18, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $91,507 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3165    46169 SH       SOLE                    46169        0        0
AGRIUM INC                     COM              008916108     1664    16082 SH       SOLE                    16082        0        0
AMERICAN ELEC PWR INC          COM              025537101      217     4945 SH       SOLE                     4945        0        0
AMGEN INC                      COM              031162100      233     2760 SH       SOLE                     2760        0        0
APACHE CORP                    COM              037411105     1327    15342 SH       SOLE                    15342        0        0
APPLE INC                      COM              037833100     5650     8469 SH       SOLE                     8469        0        0
AT&T INC                       COM              00206R102      306     8112 SH       SOLE                     8112        0        0
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     6755   152784 SH       SOLE                   152784        0        0
COSTCO WHSL CORP NEW           COM              22160K105      359     3580 SH       SOLE                     3580        0        0
DICKS SPORTING GOODS INC       COM              253393102      311     6000 SH       SOLE                     6000        0        0
E M C CORP MASS                COM              268648102      283   103600 SH       SOLE                   103600        0        0
EXXON MOBIL CORP               COM              30231G102     1461    15978 SH       SOLE                    15978        0        0
GENERAL ELECTRIC CO            COM              369604103     2536   111691 SH       SOLE                   111691        0        0
INTEL CORP                     COM              458140100      213     9382 SH       SOLE                     9382        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      419     2022 SH       SOLE                     2022        0        0
ISHARES TR                     BARCLYS TIPS BD  464287176      376     3087 SH       SOLE                     3087        0        0
ISHARES TR                     BARCLY USAGG B   464287226      450     4002 SH       SOLE                     4002        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      391     9466 SH       SOLE                     9466        0        0
ISHARES TR                     IBOXX INV CPBD   464287242      251     2058 SH       SOLE                     2058        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      282     5320 SH       SOLE                     5320        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      270     2733 SH       SOLE                     2733        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     8603   128977 SH       SOLE                   128977        0        0
ISHARES TR                     RUSSELL 1000     464287622     6748    84902 SH       SOLE                    84902        0        0
ISHARES TR                     RUSSELL 2000     464287655      417     8556 SH       SOLE                     8556        0        0
JOHNSON & JOHNSON              COM              478160104      286     4144 SH       SOLE                     4144        0        0
JPMORGAN CHASE & CO            COM              46625H100     1377    34007 SH       SOLE                    34007        0        0
MCDONALDS CORP                 COM              580135101     2628    28638 SH       SOLE                    28638        0        0
NUCOR CORP                     COM              670346105     1829    47803 SH       SOLE                    47803        0        0
NUVEEN QUALITY MUN FD INC      COM              67062N103      252    16323 SH       SOLE                    16323        0        0
PEABODY ENERGY CORP            COM              704549104     1351    60624 SH       SOLE                    60624        0        0
PEPSICO INC                    COM              713448108     3517     4969 SH       SOLE                     4969        0        0
PFIZER INC                     COM              717081103     2761   111117 SH       SOLE                   111117        0        0
PHILIP MORRIS INTL INC         COM              718172109     2987    33216 SH       SOLE                    33216        0        0
PROCTER & GAMBLE CO            COM              742718109     2585    37263 SH       SOLE                    37263        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     1803    49360 SH       SOLE                    49360        0        0
TRAVELERS COMPANIES INC        COM              89417E109      217    31763 SH       SOLE                    31763        0        0
UNIT CORP                      COM              909218109     1596    38453 SH       SOLE                    38453        0        0
UNITED BANKSHARES INC WEST V   COM              909907107      381    15310 SH       SOLE                    15310        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      894    11420 SH       SOLE                    11420        0        0
V F CORP                       COM              918204108     1828    11474 SH       SOLE                    11474        0        0
VANGUARD WORLD FD              MEGA VALUE 300   921910840     8697   202532 SH       SOLE                   202532        0        0
VANGUARD WORLD FDS             FINANCIALS ETF   92204A405     1841    56199 SH       SOLE                    56199        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      263     5771 SH       SOLE                     5771        0        0
WESCO INTL INC                 COM              95082P105     2384    41687 SH       SOLE                    41687        0        0
WESTERN ASSET HIGH INCM FD I   COM              95766J102      170    16078 SH       SOLE                    16078        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     9173   162752 SH       SOLE                   162752        0        0